SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Year end exchange rate	7.8000	7.8000
Year average exchange rate	7.8000	7.8000